Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 152,417	$ 197,723
Prepaid expense	11,000	13,000
Total current assets	163,417	210,723
Total assets	163,417	210,723
Current liabilities:
Accounts payable and accrued liabilities	35,229	11,397
Total current liabilities	35,229	11,397
Stockholders’ equity
Preferred stock value
Common stock: $0.001 par value, 1,000,000,000 shares authorized, 484,464,194 and 515,505,770 shares issued and outstanding at December 31, 2023 and December 31, 2022, respectively	484,464	515,506
Additional paid-in capital	1,552,011	780,414
Accumulated deficit	(1,908,287)	(1,096,594)
Total stockholders’ equity	128,188	199,326
Total liabilities and stockholders’ equity	163,417	210,723
Series A Convertible Preferred Stock [Member]
Stockholders’ equity
Preferred stock value